Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Net revenues	$ 4,226	$ 3,683	$ 3,857	$ 3,685	$ 3,744	$ 3,239	$ 3,136	$ 2,975	$ 15,451	$ 13,094	$ 10,842
Transaction revenues
Disaggregation of Revenue [Line Items]
Net revenues									13,709	11,501	9,585
Other value added services
Disaggregation of Revenue [Line Items]
Net revenues									1,742	1,593	1,257
Interest, fees and gains earned on loan and interest receivables, net and held for sale portfolio, hedging gains and interest earned on customer balances
Disaggregation of Revenue [Line Items]
Net revenues which do not represent revenues recognized in the scope of ASC Topic 606									1,200	1,300	1,000
United States (“U.S.”)
Disaggregation of Revenue [Line Items]
Net revenues									8,324	7,084	5,760
United Kingdom (“U.K.”)
Disaggregation of Revenue [Line Items]
Net revenues									1,658	1,402	1,257
Other countries
Disaggregation of Revenue [Line Items]
Net revenues									$ 5,469	$ 4,608	$ 3,825